Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	401(k) SAVINGS PLAN
Entity Tax Identification Number	43-0903811
EBP, Plan Number	001
EBP, Asset Held for Investment, Total	$ 968,362,616
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Dec. 31, 2041
Investment, Identifier [Axis]: Collective Investment Trust: S&P 500, Index Fund Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	S and P 500 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 117,202,380
Investment, Identifier [Axis]: Interest rates from 2.25% to 10.50%; maturity dates through June 2041
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 11,362,497
Investment, Identifier [Axis]: Money Market Fund: Vanguard, Cash Reserves Federal Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 32,491,794
Investment, Identifier [Axis]: Mutual Funds: Carillon Reams, Core Bond Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Carillon Reams [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,653,003
Investment, Identifier [Axis]: Mutual Funds: Dodge & Cox, International Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge & Cox [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 38,946,653
Investment, Identifier [Axis]: Mutual Funds: Fidelity, Blue Chip Growth Fund - Class K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 144,751,214
Investment, Identifier [Axis]: Mutual Funds: Fidelity, U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,019,440
Investment, Identifier [Axis]: Mutual Funds: T. Dodge & Cox, Stock Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge & Cox [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 43,182,514
Investment, Identifier [Axis]: Mutual Funds: T. Rowe Price, Mid-Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 24,006,434
Investment, Identifier [Axis]: Mutual Funds: T. Rowe Price, Retirement 2005 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 421,184
Investment, Identifier [Axis]: Mutual Funds: T. Rowe Price, Retirement 2010 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,578,465
Investment, Identifier [Axis]: Mutual Funds: T. Rowe Price, Retirement 2015 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 215,718
Investment, Identifier [Axis]: Mutual Funds: T. Rowe Price, Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,081,530
Investment, Identifier [Axis]: Mutual Funds: T. Rowe Price, Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 11,412,314
Investment, Identifier [Axis]: Mutual Funds: T. Rowe Price, Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 40,576,424
Investment, Identifier [Axis]: Mutual Funds: T. Rowe Price, Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 27,081,366
Investment, Identifier [Axis]: Mutual Funds: T. Rowe Price, Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 44,053,132
Investment, Identifier [Axis]: Mutual Funds: T. Rowe Price, Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 22,381,918
Investment, Identifier [Axis]: Mutual Funds: T. Rowe Price, Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 38,541,950
Investment, Identifier [Axis]: Mutual Funds: T. Rowe Price, Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 15,464,412
Investment, Identifier [Axis]: Mutual Funds: T. Rowe Price, Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 11,782,123
Investment, Identifier [Axis]: Mutual Funds: T. Rowe Price, Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,229,922
Investment, Identifier [Axis]: Mutual Funds: T. Rowe Price, Small-Cap Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 29,811,706
Investment, Identifier [Axis]: Mutual Funds: Vanguard, Balanced Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 153,746,477
Investment, Identifier [Axis]: Mutual Funds: Vanguard, International Growth Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 11,850,594
Investment, Identifier [Axis]: Mutual Funds: Vanguard, Mid-Cap Index Fund Institutional Share
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 33,969,201
Investment, Identifier [Axis]: Mutual Funds: Vanguard, Selected Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,269,584
Investment, Identifier [Axis]: Mutual Funds: Vanguard, Small-Cap Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 17,941,237
Investment, Identifier [Axis]: Mutual Funds: Vanguard, Small-Cap Value Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 9,324,229
Investment, Identifier [Axis]: Mutual Funds: Vanguard, Total International Stock Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 13,664,418
Investment, Identifier [Axis]: Stock: UMB, UMB Company Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	UMB [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:CommonStockMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 21,348,783
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	2.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	10.50%